CASH AND CASH EQUIVALENTS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

4. CASH AND CASH EQUIVALENTS

As at March 31, 2022, the Company recorded cash and cash equivalents of $657,999 which consists of bank balances, as compared to $11,659 as at March 31, 2021. As at December 31, 2021, the Company recorded cash and cash equivalents of $ 610,947 respectively which consists of bank balances, as compared to $9,031 as at December 31, 2020.

		4. CASH AND CASH EQUIVALENTS As of June 30, 2022 and December 31, 2021, the Company recorded cash and cash equivalents of $207,677 and $610,947 respectively which consists of bank balances.	4. CASH AND CASH EQUIVALENTS As at December 31, 2021 and December 31, 2020, the Company recorded cash and cash equivalents of $ 610,947 and $ 9,031 respectively which consists of bank balances.